BORROWINGS	9 Months Ended
Sep. 30, 2025
BORROWINGS
BORROWINGS

NOTE 7 – BORROWINGS

	September 30,	December 31,
Current	2025	2024
Bank overdrafts - principal	255,896	150,561
Bank and other financial entities loans – principal	186,761	172,370
Notes – principal	526,104	793,618
Loans for purchase of equipment	11,917	7,855
Interest and related expenses	452,771	183,975
	1,433,449	1,308,379
Non-current
Notes – principal	2,060,921	1,591,161
Bank and other financial entities loans – principal	537,764	166,068
Loans for purchase of equipment	15,917	9,668
Interest and related expenses	1,072,873	434,910
	3,687,475	2,201,807
Total borrowings	5,120,924	3,510,186

Movements in Borrowings are as follows:

	Cash items	Non-cash items	Total
At the beginning of the year	—	—	3,510,186
Proceeds from borrowings – principal	3,337,419	1	3,337,420
Issuance costs payable	—	(1,530)	(1,530)
Payment of borrowings – principal	(2,273,170)	—	(2,273,170)
Repurchase of Notes	(13,917)	—	(13,917)
Payment of interests and related expenses	(293,291)	—	(293,291)
Payment of DFI	(13,764)	—	(13,764)
Proceed from bank overdrafts net of payment (*)	152,612	—	152,612
Accrued interest and other financial cost	—	256,863	256,863
Foreign currency exchange gains	—	444,152	444,152
Currency translation adjustments	—	15,363	15,363
Total at 09.30.25	895,889	714,849	5,120,924
(*)	Includes $(294) million as of September 30, 2025 related to payment of bank overdrafts.

	Cash items	Non-cash items	Total
At the beginning of the year			5,652,093
Proceeds from borrowings – principal	827,407	15,817	843,224
Issuance costs payable	—	(215)	(215)
Payment of borrowings – principal	(1,076,214)	—	(1,076,214)
Repurchase of Notes	(25,233)	—	(25,233)
Payment of interests and related expenses	(326,472)	—	(326,472)
Payment of DFI	(5,879)	—	(5,879)
Proceed from bank overdrafts net of payment	282,887	—	282,887
Accrued interest and other financial cost	—	229,480	229,480
Foreign currency exchange losses	—	(2,005,574)	(2,005,574)
Currency translation adjustments	—	(58,823)	(58,823)
Total at 09.30.24	(323,504)	(1,819,315)	3,509,274

Recent developments of Borrowings for the nine-month period ended September 30, 2025, are detailed below:

a)	Notes

		Amount					Interest
		involved	Issuance	Maturity			payment
Series	Currency	(in millions)	date	date	Amortization	Interest rate	date
24	US$	800(1)	05/2025	05/2033	In two installments: (i) 50% in 05/2032 and (ii) 50% in 05/2033	9.25%	Semiannual basis
		200(2)	07/2025	05/2033
25	US$	50.5(3)	07/2025	07/2027	In one installment at maturity date	7.50%	Quarterly basis
26		$57,962	07/2025	07/2026	In one installment at maturity date	TAMAR plus 4%	Quarterly basis

(1)The Company issued Notes for a nominal value of US$800 million. Since the issuance was made below par, the amount involved was US$789 million and the Company received net proceeds of US$785 million (equivalent to $980,320 million in current currency as of September 30, 2025), which were used to prepay part of the loans obtained for the acquisition of TMA.

(2)It corresponds to additional issuance of Series 24 Notes issued in May, 2025. This additional subscription price was above par, so the amount involved was US$208 million (equivalent to $279,072 million in current currency as of September 30, 2025), which, net of issuance expenses, amount to US$207 million (equivalent to $277,711 million in current currency as of September 30, 2025).

(3)Equivalent to $60,275 million in current currency as of September 30, 2025.

b)	Bank and other financing entities loans

Loans related to the acquisition of TMA

The acquisition of TMA, described in Note 16, was financed through two loans totaling US$1,170 million (net of issuance costs US$ 1,142 million, equivalent to $1,412,300 million in current currency as of September 30, 2025).

Its main characteristics are:

		Principal
		residual	Residual					Interest
		nominal value	Nominal Capital	Maturity				payment
Entities	Currency	(in millions)	(in millions)	date	Amortization	Interest rate	Spread	date
Syndicated loan (1)	US$	970	151	02/2029	In one installment at maturity date	Variable annual rate: SOF 3 months	Between 4.00% and 7.00%	Quarterly basis
Bilateral loan (2)	US$	200	31	Between 02/2028 and 02/2030	Semiannually from 02/2028	Variable annual rate: SOF 3 months	4.00%	Quarterly basis

(1)An unsecured syndicated loan granted by Banco Bilbao Vizcaya Argentaria S.A., Deutsche Bank AG, London Branch and Banco Santander, S.A.

(2)An unsecured bilateral loan granted by Industrial and Commercial Bank of China (Argentina) S.A.U., governed by Argentine law.

On May 29, 2025 the Company applied proceeds from Notes Series 24 to: (i) prepay a principal amount equal to US$650 million and interest equal US$0.3 million under the Syndicated Loan (equivalent to $828,858 million in current currency as of September 30, 2025) and, (ii) prepay a principal amount equal to US$134 million and interest equal to US$0.1 million under the Bilateral Loan (equivalent to $170,610 million in current currency as of September 30, 2025). As of September 30, 2025 the outstanding balance of these loans amounts to $215,692 million.

On July 30, 2025, the Company applied the funds from the reopening of Notes Series 24 to: (i) prepay a principal amount equivalent to US$168.8 million and interest equivalent to US$2.8 million under the Syndicated Loan (equivalent to $234,604 million in current currency as of September 30, 2025) and, (ii) prepay an amount of principal equivalent to US$34.8 million and interest equivalent to US$0.6 million under the Bilateral Loan (equivalent to $47,422 million in current currency as of September 30, 2025).

These loans establish, among other provisions, the obligation to comply with certain financial ratios, which are calculated based on contractual definitions, on a quarterly basis, along with the presentation of the Company’s consolidated financial statements: i) “Net Debt/EBITDA” and ii) “EBITDA/Interest Net”.

Other bank loans

		Principal residual						Interest
		nominal value						payment
Entities	Currency	(in millions)		Maturity date	Amortization	Interest rate	Spread	date
Banco Macro S.A.		$100,000		07/2028	In three installments: -33.33% in July, 2026 -33.33% in July, 2027 -33.34% in July, 2028	TAMAR	6.60%	Quarterly basis
Banco BBVA Argentina S.A.		$50,000		01/2028	In three installments: -33.33% in January, 2027 -33.33% in July, 2027 -33.34% in January, 2028	TAMAR	3.85%	Quarterly basis
Industrial and Commercial Bank of China (Argentina) S.A.U.	RMB	930	(1)	07/2028	In three installments: -33.33% in January, 2028 -33.33% in April, 2028 -33.34% in July, 2028	Fixed 6.15%	n/a	Quarterly basis
Banco Nación		$25,000		08/2026	In one installment at maturity date	Fixed 47.75%	n/a	In one installment at maturity date
Bank of China Limited (2)	RMB	530		09/2028	In one installment at maturity date	Fixed 4.8%	n/a	Semiannual basis
(1)	Equivalent to $171,179 million in current currency as of September 30, 2025
(2)

A credit line of up to RMB 1,065 million. As of September 30, 2025, the first tranche was received for RMB 530 million, equivalent to $110,026 million in current currency as of September 30, 2025 (RMB 516.7 million net of issuance costs, equivalent to $107,262 million in current currency as of September 30, 2025). This loan establishes, among other provisions, the obligation to comply with certain financial ratios, which are calculated based on contractual definitions, on a quarterly basis, along with the presentation of the Company’s consolidated financial statements: i) “Net Debt/EBITDA” and ii) “EBITDA/Interest Net”.

c)	Compliance with covenants

As of the date of issuance of these unaudited condensed consolidated financial statements, the Company complies with: a) the EBITDA/ Interest Net ratio and b) the Net Debt/EBITDA ratio established in the loan agreements in force as of September 30, 2025, and is also in compliance with the rest of the covenants established.